Taxation - Effect of preferential tax rate on the PRC operations (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Tax holiday effect	¥ 27,031	¥ 98,329	¥ 151,971
Basic and diluted net loss per share effect	¥ 0.1	¥ 0.33	¥ 0.5